Taxes - Income tax - Additional Information (Details)	6 Months Ended		18 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024
Disclosure of detailed information about income tax [Line Items]
Statutory tax rate			35.00%
Tax surcharge rate	15.00%	10.00%
Expected effective pillar II tax rate	15.00%
Brazil, Singapore, Switzerland And Bermuda
Disclosure of detailed information about income tax [Line Items]
Expected effective pillar II tax rate	15.00%